Note 5 - Accounts Receivable and Prepaid Expenses - Schedule of Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accounts receivable (Note 13(b))	$ 243,971	$ 248,379
Prepaid expenses	124,992	132,519
Total accounts receivable and prepaid expenses	$ 368,963	$ 380,898